Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	$ (22,904,048)	$ (664,601)	$ (340,761)	$ 494,127	$ (23,568,649)	$ 153,366
Adjustments to reconcile net loss to net cash (used in) operating activities:
Goodwill impairment	15,669,287				15,669,287
Employee Retention Credits						422,845
Forgiveness of debt					(91,804)	(812,305)
Stock-based compensation					5,588,207
Depreciation and amortization					368,556	134,420
Change in fair value of derivative liability and derivative expense					(9,652)
Amortization of discounts and convertible options on debt					80,281
Loss on sale of assets						151,767
Change in assets and liabilities:
Accounts receivable					1,293	21,487
Subscription receivable					200,000
Prepaid expenses and other current assets					(47,583)	(39,860)
Other receivables					(10,522)	(88,777)
Inventory					(39,042)
Other assets						1,000
Operating lease right-of-use asset					111,711	40,323
Accounts payable and accrued expenses					919,472	160,201
Customer deposits					1,000
Accrued payroll and payroll taxes					120,935	14,207
Operating lease liability					(58,980)	(41,718)
Total adjustments					1,198,284	66,863
Net cash used in operating activities					(765,490)	116,956
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash received in reverse acquisition					69,104
Acquisition of property and equipment					(173,626)	(1,347,989)
Disposal of property and equipment						281,819
Net cash provided by (used in) investing activities					(104,522)	(1,066,170)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible notes					980,000
Repayments of convertible notes					(62,003)
Proceeds from convertible notes – related party					300,000
Proceeds from notes payable – related party					653,470	259,000
Repayments of note payables – related parties						(73,780)
Proceeds from notes payable						1,348,157
Repayments of notes payable					(791,290)	(326,484)
Net cash provided by financing activities					1,080,177	1,206,893
NET DECREASE IN CASH					210,165	257,679
CASH – BEGINNING OF YEAR		26,650		33,579	26,650	33,579	$ 33,579
CASH – END OF YEAR	$ 236,815		$ 291,258		236,815	291,258	26,650	$ 33,579
CASH PAID DURING THE YEAR FOR:
Interest expense					227,590	64,101
Income taxes
SUPPLEMENTAL NON-CASH DISCLOSURES OF CASH FLOW:
Non-cash transactions related to reverse acquisition					27,162,222
Settlement of note payable					170,000
Titan Trucking LLC [Member]
CASH FLOW FROM OPERATING ACTIVITIES
Net loss							(658,663)	(588,050)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Employee Retention Credits								(422,845)	$ (422,845)
Bad debt expense							77,690
Forgiveness of PPP loans							(812,305)
Depreciation and amortization							325,382	304,175
Loss on sale of property and equipment							168,208	262,264
Amortization of loan origination fees							6,663
Change in assets and liabilities:
Accounts receivable							(181,549)	(63,873)
Prepaid expenses and other current assets							(40,374)	(7,812)
Other receivables							424,775
Other assets								3,800
Operating lease right-of-use asset							82,258	76,179
Accounts payable and accrued expenses							363,010	(9,188)
Accrued payroll and payroll taxes							17,944	14,862
Operating lease liability							(85,303)	(76,172)
Total adjustments							580,761	(62,204)
Net cash used in operating activities							(312,264)	(506,660)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment							(3,349,628)	(47,177)
Disposal of property and equipment							371,819	211,965
Net cash provided by (used in) investing activities							(2,977,809)	164,788
CASH FLOWS FROM FINANCING ACTIVITIES
Loan origination fees							(99,950)
Proceeds from notes payable							4,398,833	1,806,332
Repayments of notes payable							(1,015,739)	(1,486,279)
Net cash provided by financing activities							3,283,144	320,053
NET DECREASE IN CASH							(6,929)	(21,819)
CASH – BEGINNING OF YEAR		$ 26,650		$ 33,579	$ 26,650	$ 33,579	33,579	55,398
CASH – END OF YEAR							26,650	33,579	$ 55,398
CASH PAID DURING THE YEAR FOR:
Interest expense							219,404	112,423
SUPPLEMENTAL NON-CASH DISCLOSURES OF CASH FLOW:
Member contributions in exchange for loans payable							4,505,646
Subscription receivable in exchange for equity							200,000
Member contributions in exchange for intangible asset purchase							517,500
Note payable in exchange for intangible asset purchase							$ 170,000